UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    August 14, 2003



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 75,006,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1123 8707.000 SH       SOLE                                   8707.000
AFLAC                          COM              001055102     2683 87242.000SH       SOLE                                  87242.000
Affiliated Computer            COM              008190100     1313 28719.000SH       SOLE                                  28719.000
Alberto Culver                 COM              013068101     1709 33439.000SH       SOLE                                  33439.000
Ambac Financial                COM              023139108     1826 27562.000SH       SOLE                                  27562.000
American Express               COM              025816109     1844 44100.000SH       SOLE                                  44100.000
Apollo Group, Inc.             COM              037604105      871 14100.000SH       SOLE                                  14100.000
BISYS Group                    COM              055472104     1675 91189.000SH       SOLE                                  91189.000
Beckman Coulter                COM              075811110     1980 48720.000SH       SOLE                                  48720.000
Bed Bath & Beyond              COM              075896100      222 5724.000 SH       SOLE                                   5724.000
Biomet                         COM              090613100     1637 57074.000SH       SOLE                                  57074.000
CVS Corp                       COM              126650100     1245 44430.000SH       SOLE                                  44430.000
Cardinal Health                COM              14149Y108     2791 43412.000SH       SOLE                                  43412.000
Cisco Systems                  COM              17275R102     1853 110372.000SH      SOLE                                 110372.000
Coca-Cola                      COM              191216100     1641 35366.000SH       SOLE                                  35366.000
DENTSPLY Int'l                 COM              249030107     1667 40699.000SH       SOLE                                  40699.000
EMC Corp                       COM              268648102     1527 145880.000SH      SOLE                                 145880.000
Ecolab, Inc.                   COM              278865100     1158 45240.000SH       SOLE                                  45240.000
Express Scripts                COM              302182100      822 12010.000SH       SOLE                                  12010.000
Family Dollar                  COM              307000109     2138 56038.000SH       SOLE                                  56038.000
Fastenal                       COM              311900104     2375 69686.000SH       SOLE                                  69686.000
Federal Express                COM              31428X106     1829 29480.000SH       SOLE                                  29480.000
First Data Corp                COM              319963104     1919 46303.000SH       SOLE                                  46303.000
Graco, Inc.                    COM              384109104     1837 57403.000SH       SOLE                                  57403.000
Huntington Bncshrs             COM              446150104     1953 100120.000SH      SOLE                                 100120.000
Intel                          COM              485140100     2095 100673.000SH      SOLE                                 100673.000
Johnson & Johnson              COM              478160104     1704 32963.844SH       SOLE                                  32963.844
Lexmark Int'l Gp A             COM              529771107     1394 19699.000SH       SOLE                                  19699.000
Liz Claiborne                  COM              539320101     1263 35830.000SH       SOLE                                  35830.000
Lowe's Companies               COM              548661107     2085 48551.000SH       SOLE                                  48551.000
Oracle Systems                 COM              68389x105     1135 94506.000SH       SOLE                                  94506.000
Park Natl Corp                 COM              700658107      824 7213.000 SH       SOLE                                   7213.000
Patterson Dental               COM              703412106     2202 48505.000SH       SOLE                                  48505.000
Paychex                        COM              704326107     2395 81501.000SH       SOLE                                  81501.000
Pixar Animation                COM              725811103      258 4257.000 SH       SOLE                                   4257.000
QUALCOMM                       COM              747525103     1310 36443.000SH       SOLE                                  36443.000
SEI Investments                COM              784117103     1736 54274.000SH       SOLE                                  54274.000
SouthTrust Corp.               COM              844730101     1709 63285.000SH       SOLE                                  63285.000
Starbucks Corp                 COM              855244109      919 37435.000SH       SOLE                                  37435.000
Stryker Corp                   COM              863667101     2382 34338.000SH       SOLE                                  34338.000
Symantec Corp                  COM              871503108     1134 25835.000SH       SOLE                                  25835.000
Target Corp                    COM              87612E106     2033 53719.000SH       SOLE                                  53719.000
United Tech                    COM              913017109     1794 25330.000SH       SOLE                                  25330.000
Wachovia                       COM              929903102     1907 47735.000SH       SOLE                                  47735.000
Wal-Mart                       COM              931142103     1950 36341.000SH       SOLE                                  36341.000
eBay, Inc.                     COM              278642103     1135 10915.000SH       SOLE                                  10915.000